Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable
Schedule of accounts receivables

	December 31,	December 31,
	2020	2019
	$	$
1 – 30 days	309,362	71,423
31 – 60 days	226,713	9,483
61 – 90 days	253,141	17,753
Greater than 90 days	218,008	5,469
Total trade accounts receivable	1,007,224	104,128
Unbilled trade receivables	1,132,911	—
Other receivables	931,041	—
Sales tax receivable	258,477	106,412
	3,329,653	210,540